BETTER 10Q - RESTRUCTURING AND IMPAIRMENTS	6 Months Ended
Jun. 30, 2023
Restructuring and Related Activities [Abstract]
RESTRUCTURING AND IMPAIRMENTS	4. RESTRUCTURING AND IMPAIRMENTSIn December 2020, the Company initiated an operational restructuring program that included plans for costs reductions in response to a difficult interest rate environment as well as a slowing housing market. The restructuring program, which continued during the six months ended June 30, 2023, consists of reductions in headcount and any associated costs which primarily include one-time employee termination benefits. The Company expects the restructuring initiatives to continue at least through the full year 2023.Due to the reduced headcount, the Company has also reduced its real estate footprint. The Company has impaired right-of-use assets related to office space that is no longer in use or has been completely abandoned. Leases where the Company is unable to terminate or amend the lease with the landlord remain on the balance sheet under lease liabilities. In February 2023, the Company entered into a lease amendment with a landlord to surrender an office floor and reassign the lease to a third party. The amendment relieves the Company of the primary obligation under the original lease and as such is considered a termination of the original lease. The Company impaired the right-of-use asset of $13.0 million and removed the lease liability of $13.0 million related to the office space and as part of the amendment the Company incurred a loss of $5.3 million which included a $4.7 million payment in cash to the third party and $0.6 million other related fees to terminate the lease early. For the six months ended June 30, 2023 and 2022, the Company impaired property and equipment of $4.5 million and none, respectively, which was related to the termination of the office space.The Company assessed the loan commitment asset for impairment as there were factors that indicated that it was probable that the asset had been impaired on June 30, 2022 as the probability of the Company meeting the criteria to draw on the Post-Closing Convertible declined.For the six months ended June 30, 2023 and 2022, the Company’s restructuring and impairment expenses consists of the following: Six Months Ended June 30,(Amounts in thousands)20232022Employee one-time termination benefits$1,554 $94,015 Impairment of Loan Commitment Asset— 67,274 Impairments of Right-of-Use Assets413 2,494 Real estate restructuring cost5,285 — (Gain) on lease settlement(977)— Impairment of property and equipment4,844 2,926 Total Restructuring and Impairments$11,119 $166,709 As of June 30, 2023 and December 31, 2022, respectively, the Company had an immaterial liability related to employee one-time termination benefits that were yet to be paid. The cumulative amount of one-time termination benefits, impairment of loan commitment asset, impairment of right-of-use assets, and impairment of property and equipment to June 30, 2023 is $120.9 million, $105.6 million, $6.6 million, and $8.9 million, respectively.4. RESTRUCTURING AND IMPAIRMENTSIn December 2020, the Company initiated an operational restructuring program that included plans for costs reductions in response to a difficult interest rate environment as well as a slowing housing market. The restructuring program, which continued during the years ended December 31, 2022 and 2021, consists of reductions in headcount and any associated costs which primarily include one-time employee termination benefits. The Company expects the restructuring initiatives to continue at least through the full year 2023.Due to the reduced headcount, the Company has also reduced its real estate footprint. The Company has impaired right-of-use assets related to office space that is no longer in use or has been completely abandoned. Leases where the Company is unable to terminate or amend the lease with the landlord remain on the balance sheet under lease liabilities. As of December 31, 2022, no leases have been amended or terminated. The Company has also impaired the right-of-use assets for equipment that is no longer used or abandoned as a result of the reduced headcount. Refer to Note 7 for further details on the Company’s leasing activities.The Company assessed the loan commitment asset for impairment as there were factors that indicated that it was probable that the asset had been impaired on June 30, 2022 and subsequently on September 30, 2022 as the probability of the Company meeting the criteria to draw on the Post-Closing Convertible declined. Based on that assessment the Company recorded an impairment loss of $67.3 million and $38.3 million on June 30, 2022 and September 30, 2022, respectively. For the years ended December 31, 2022 and 2021, the Company recorded an impairment loss of $105.6 million and none, respectively.The write-off of capitalized merger transaction costs are costs incurred and capitalized in relation to the Merger. These costs were written off on December 31, 2022 as Amendment No.5 to the Merger Agreement was not executed until February 24, 2023 which extended the Agreement End Date from March 8, 2023 to September 30, 2023.For the years ended December 31, 2022 and 2021, the Company’s restructuring and impairment expenses consists of the following: Year Ended December 31,(Amounts in thousands)20222021Impairment of Loan Commitment Asset$105,604 $— Employee one-time termination benefits102,261 17,048 Impairments of Right-of-Use Assets—Real Estate3,707 — Impairments of Right-of-Use Assets—Equipment2,494 — Write-off of capitalized merger transaction costs27,287 — Impairments of intangible assets1,964 — Impairment of property and equipment 4,042 — Other impairments333 — Total Restructuring and Impairments$247,693 $17,048 As of December 31, 2022 and 2021, respectively, the Company had an immaterial liability related to employee one-time termination benefits that were yet to be paid.